Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 893,020	$ 2,346,109
Restricted cash, current	1,807,485	797,668
Accounts receivable	845,800	1,932,924
Accounts receivable - related party	435,513
Advances to suppliers	77,280	633,554
Inventories, net	3,019,804	9,135,332
Due from related parties	43,554	361,961
Prepayments and other current assets	680,606	371,796
Total current assets	7,803,062	15,579,344
NON-CURRENT ASSETS:
Restricted cash, non-current		500,000
Property, plant and equipment, net	8,410,525	3,520,373
Land use rights, net	1,014,538	211,023
Long-term investments	201,281
Total non-current assets	9,626,344	4,231,396
Total assets	17,429,406	19,810,740
CURRENT LIABILITIES:
Accounts payable	6,220,375	4,734,110
Accounts payable - related parties	125,126	152,298
Notes payable	2,462,044	1,377,106
Advances from customers	160,828	231,230
Advances from customers - related party		7,520
Short term loans	8,263,038	1,402,514
Short term loans - related parties	1,061,360
Current portion of Long term loans - related party	68,673
Taxes payable	44,319	13,562
Due to related parties	45,146	345,873
Other current liabilities	692,669	392,435
Total current liabilities	19,143,578	8,656,648
NON-CURRENT LIABILITIES:
Deferred tax liabilities	4,929	5,810
Long term loans - related party, non-current	217,466
Total liabilities	19,365,973	8,662,458
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock ($0.001 par value; 200,000,000 shares authorized; 10,516,662 and 9,423,750 shares issued and outstanding at December 31, 2018 and 2017, respectively)	10,517	9,424
Additional paid-in capital	10,999,011	9,947,084
Stock subscription receivable		(100,000)
Statutory reserves	160,014	160,014
Retained earnings (Accumulated deficit)	(13,349,232)	823,474
Accumulated other comprehensive income	243,470	308,286
Total TDH Holdings, Inc. stockholders' equity (deficit)	(1,936,220)	11,148,282
Noncontrolling interest	(347)
Total stockholders' equity (deficit)	(1,936,567)	11,148,282
Total liabilities and stockholders' equity (deficit)	$ 17,429,406	$ 19,810,740